Supplement Dated October 23, 2020
(for Applications signed on or after October 23, 2020) to the
Prospectus dated August 31, 2020 for
Protective Investors Benefit Advisory Variable Annuity
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated August 31, 2020 for the Protective Investors Benefit Advisory variable annuity. You may obtain a current Prospectus by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement provides the current Maximum Withdrawal Percentage under the SecurePay living benefit rider as described in the “PROTECTED LIFETIME INCOME BENEFIT-Determining the Amount of Your SecurePay Withdrawals” section of the Prospectus. This Supplement must be used in conjunction with an effective Protective Investors Benefit Advisory variable annuity Prospectus.

The Rate Sheet Prospectus Supplement and rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed on or after October 23, 2020, and that we receive in Good Order, we will apply the rates in this supplement up until ten calendar days after we issue a new Rate Sheet Supplement. We must also receive at least the minimum initial Purchase Payment ($5,000) within ten calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance.
Before submitting your application for a Protective Investors Benefit Advisory variable annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:
•Contact your financial advisor
•Contact us toll-free at 1-800-456-6330
•https://protective.onlineprospectus.net/protective/ProtectiveInvestorsBenefitAdvisoryVariableAnnuity/index.html or
•Go to www.sec.gov under File No. 333-237747.
The Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.

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MAXIMUM WITHDRAWAL PERCENTAGE

Age of (Younger) Covered Person on the Benefit Election Date	Withdrawal Percentage - (One Covered Person)	Withdrawal Percentage - (Two Covered Persons)
At least 60 but less than 65 years old	3.50%	3.00%
65	4.00%	3.50%
66	4.10%	3.60%
67	4.20%	3.70%
68	4.30%	3.80%
69	4.40%	3.90%
70	4.50%	4.00%
71	4.55%	4.05%
72	4.60%	4.10%
73	4.65%	4.15%
74	4.70%	4.20%
75	4.75%	4.25%
76	4.80%	4.30%
77	4.85%	4.35%
78	4.90%	4.40%
79	4.95%	4.45%
80	5.00%	4.50%

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.

144182.18c